Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020
Disclosure of operating segments [line items]
Net interest income (loss)	[1]	$ 6,030	$ 6,169
Non-interest income (loss)	[1]	4,782	4,440
Total revenue	[1]	10,812	10,609
Provision for credit losses	[1]	313	919
Insurance claims and related expenses		780	780
Non-interest expenses	[1]	5,784	5,467
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade	[1]	3,935	3,443
Provision for (recovery of) income taxes	[1]	827	659
Net income	[1],[2]	3,277	2,989
Total assets		1,735,595	1,457,429	$ 1,715,865
Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade	[1]	169	205
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,978	3,167
Non-interest income (loss)		3,367	3,088
Total revenue		6,345	6,255
Provision for credit losses		142	391
Insurance claims and related expenses		780	780
Non-interest expenses		2,654	2,636
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		2,769	2,448
Provision for (recovery of) income taxes		732	659
Net income		2,037	1,789
Total assets		478,267	456,591
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,031	2,196
Non-interest income (loss)		653	706
Total revenue		2,684	2,902
Provision for credit losses		135	319
Non-interest expenses		1,688	1,593
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		861	990
Provision for (recovery of) income taxes		70	45
Net income		1,000	1,146
Total assets		562,077	451,892
U.S. Retail [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		209	201
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		661	357
Non-interest income (loss)		649	689
Total revenue		1,310	1,046
Provision for credit losses		20	17
Non-interest expenses		711	652
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		579	377
Provision for (recovery of) income taxes		142	96
Net income		437	281
Total assets		519,636	484,276
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		360	449
Non-interest income (loss)		113	(43)
Total revenue		473	406
Provision for credit losses		16	192
Non-interest expenses		731	586
Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade		(274)	(372)
Provision for (recovery of) income taxes		(117)	(141)
Net income		(197)	(227)
Total assets		175,615	64,670
Corporate [member] | Schwab and TD Ameritrade [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab and TD Ameritrade		$ (40)	$ 4

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.